Cover	Jan. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2024
Entity File Number	1-6458
Entity Registrant Name	DEERE JOHN CAPITAL CORP
Entity Central Index Key	0000027673
Entity Tax Identification Number	36-2386361
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 5328
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53705
City Area Code	800
Local Phone Number	438-7394
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	2.00% Senior Notes Due 2031
Trading Symbol	JDCC 31
Security Exchange Name	NYSE
Entity Emerging Growth Company	false